FINANCIAL INSTRUMENTS (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance, beginning of period	CAD 2.3	CAD 1.8
Increase in provision	2.2	0.5
Balance, end of period (note 9)	CAD 4.5	CAD 2.3